PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Investment Strategy and Risk Management for Plan Assets) (Details)	12 Months Ended
Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Equity securities	45.00%
Fixed Income securities	35.00%
Alternative investments	15.00%
Other investments	5.00%
Total	100.00%